Basis of Preparation	12 Months Ended
Dec. 31, 2025
Basis of Preparation [Abstract]
BASIS OF PREPARATION
2.	Basis of preparation

a)	Statement of compliance

These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were approved and authorized for issuance by the Board of Directors on March 26, 2026.

b)	Basis of presentation

These consolidated financial statements have been prepared on a historical cost basis except for certain financial assets and financial liabilities recognized at fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information.

c)	Functional currency

These consolidated financial statements are presented in thousands of United States dollars (“US dollars”).

d)	Reclassification of prior period presentation

Certain prior period amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations or cashflows.

(i)	Foreign exchange and other income

For the year ended December 31, 2024, $965 was reclassified from Interest income, other income and loan revaluation, net with $(2,007) being presented in Interest income and $1,042 being presented Foreign currency (gains)/losses.

(ii)	Interest income

In addition, for the year ended December 31, 2024, the Company reclassified Finance income received with the consolidated statement of cash flows such that finance income of $1,993 is now presented within cash used in investing activities whereas previously it was presented within cash used in financing activities and Finance costs paid of $(105) are presented separately.

e)	Basis of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are all entities (including structured entities) over which the Company has control. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control is transferred to the Company until the date that control ceases. All intercompany transactions and balances have been eliminated on consolidation.

These consolidated financial statements include the accounts of the Company and its subsidiaries as described below:

Company	Location	Ownership interest
Lowell Copper Holdings Inc.	Canada	100%
1330783 B.C. Ltd.	Canada	100%
Lowell Copper Holdings (US) Inc.	Canada	100%
Solaris Exploration Inc.	Canada	100%
Lowell Copper (US) Inc.	United States	100%
Lowell Mineral Exploration Ecuador S.A.	Ecuador	100%
Solaris Resources Ecuador S.A.S.	Ecuador	100%
Minera Ricardo Resources Inc. S.A.	Chile	100%
Solaris Copper SpA	Chile	100%
Lowell Copper S.A.C.	Peru	100%
Minera Gabriella S.A. de C.V.	Mexico	100%
Ascenso Inversiones S.A.	Guatemala	100%
Catalyst Copper Corp.	Canada	100%
Solaris Resources AG	Switzerland	100%
Minera Hill 29, S.A. de C.V.	Mexico	100%
Minera Torre de Oro, S.A.P.I. de C.V.	Mexico	60%
f)	Functional and presentation currency

The functional currency of the Company and each of its subsidiaries is determined by the currency of the primary economic environment in which the entity operates. The functional currency of the Company is the Canadian dollar. The functional currency of the Company’s subsidiaries and the Company’s reporting currency is the US dollar.

For the purpose of preparing the consolidated financial statements, the assets and liabilities are first expressed in the entity’s respective functional currency and translated into the US dollar presentation currency using exchange rates prevailing at the reporting date, while the income and expense items are translated at the average exchange rates for the period. Translation differences are recognized in other comprehensive income (loss) and recorded in the “foreign currency translation reserves” included in equity.

g)	Change in the accounting policy for exploration and evaluation costs

During the current financial year, the Company changed its accounting policy regarding the treatment of exploration and evaluation expenditure. The change results in more reliable and relevant information to the users of the accounts regarding the effect of exploration transactions on the Company’s financial position and performance. Under the previous policy, all exploration and evaluation costs were expensed as incurred until the completion of a full Feasibility Study and project development approval by the Board; however, these costs are now capitalised once a project reaches the PFS stage (see Note 3a).

Management believes the revised policy is more appropriate because exploration and evaluation costs are initially highly speculative, making immediate expensing the most suitable treatment during a project’s early stages. However, the completion of a successful PFS serves as a critical milestone, indicating a sufficient probability that subsequent costs will be recovered through future exploitation or sale. This approach more accurately reflects the underlying value attached to the Company’s exploration and evaluation assets, aligns the financial statements more closely with the reporting practices of the Company’s mining industry peer group, and remains consistent with the guidance provided in IFRS 6.

The change in accounting policy has been applied retrospectively, however, this resulted in no changes to comparative amounts presented nor any impact to carrying amounts at the beginning of January 1,2024.

The below table discloses the impact of the change of accounting policy from the date of the change in accounting policy to the year ended December 31, 2025:

Consolidated Statement of Financial Position (extract)	2025
Increase in exploration and evaluation assets	$6,291
Increase in net assets / retained earnings	6,291

Consolidated Statement of Loss and Comprehensive Loss (extract)	2025
Decrease in exploration expenses	$(6,171)
Decrease in general and administration expenses	(120)
Total comprehensive loss	(6,291)

The change resulted in a decrease in the net loss per share attributable to shareholders of the company basic and diluted by $0.03.